Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Deferred debt issuance cost	$ 3.3	$ 4.0